SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
Number of Options Outstanding, Beginning Balance	93,500	11,000	24,500
Weighted Average Exercise Price, Beginning Balance	$ 20.0	$ 30.0	$ 30.0
Weighted Average Remaining Life in Years, Outstanding Term	3 years 6 months 29 days	5 years 10 days		10 days
Number of Option Outstanding Exercisable, Beginning balance	25,000	11,000	24,167
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 30.0	$ 30.0
Weighted Average Remaining Life in Years, Exercisable Term	3 years 6 months 29 days	5 years 10 days	10 days
Number of Options, Granted		82,500
Weighted Average Price, Granted		$ 20.0
Number of Options, Cancelled	18,500
Weighted Average Exercise Price, Cancelled
Number of Options, Exercised			(13,500)
Weighted Average Exercise Price, Exercised
Number of Options, Exercised			13,500
Number of Options, Cancelled	(18,500)
Number of Options Outstanding, Ending Balance	75,000	93,500	11,000	24,500
Weighted Average Exercise Price Outstanding, Ending Balance	$ 20.0	$ 20.0	$ 30.0	$ 30.0
Number of Option Outstanding Exercisable, Ending balance	50,000	25,000	11,000	24,167
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0	$ 30.0	$ 30.0